Financial instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Financial instruments
Schedule of financial instruments measured at fair value and their level within the fair value hierarchy

December 31, 2025	Level 1	Level 2	Level 3
SIF contribution liability	$—	$—	$28,369
Share-based compensation	—	—	15,545
SAFE liabilities	—	—	44,340
SAFE Warrants	—	—	13,171

June 30, 2026	Level 1	Level 2	Level 3
SIF contribution liability	$—	$—	$87,417
Share-based compensation	—	—	22,477
SAFE liabilities	—	—	56,153
SAFE Warrants	—	—	15,467
PIPE subscription obligation	—	—	21,976

December 31, 2024	Level 1	Level 2	Level 3
Warrant liability	$—	$—	$10
SIF contribution liability	—	—	15,681
Share-based compensation	—	—	6,889
Convertible notes	—	—	21,412

December 31, 2025	Level 1	Level 2	Level 3
SIF Contribution liability	$—	$—	$28,369
Share-based compensation	—	—	15,545
SAFE liabilities	—	—	57,511